Stock Options (Details 2) - Restricted Stock [Member]	12 Months Ended
Dec. 31, 2017 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-vested at the beginning of the period (in shares) | shares	349,700
Granted | shares	0
Vested | shares	(77,700)
Forfeited | shares	0
Non-vested at the end of the period (in shares) | shares	272,000
Non-vested at the beginning of the period (in dollars per share) | $ / shares	$ 4.98
Granted (in dollars per share) | $ / shares	0
Vested (in dollars per share) | $ / shares	4.98
Forfeited / Expired (in dollars per share) | $ / shares	4.98
Non-vested at the end of the period (in dollars per share) | $ / shares	$ 4.98